Cash And Cash Equivalents	12 Months Ended
Dec. 31, 2017
Cash and cash equivalents
Cash and Cash Equivalents	15. CASH AND CASH EQUIVALENTS
($ millions)	Dec 31 2017	Dec 31 2016

Cash	1 184	1 103

Cash equivalents	1 488	1 913

	2 672	3 016